Form N-1A Supplement	Feb. 27, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated March 2, 2026

This Supplement amends the Prospectus and Statement of Additional Information of the Madison ETFs dated October 31, 2025, and the Summary Prospectuses for the Madison Short-Term Strategic Income ETF and the Madison Aggregate Bond ETF dated October 31, 2025.

Effective March 2, 2026, the investment adviser to the Madison ETFs, Madison Asset Management, LLC (“Madison”), has agreed to a fee reduction for certain Madison ETFs as indicated below.